Investment Objectives and Goals - CCM Affordable Housing MBS ETF	Oct. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CCM Affordable Housing MBS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the CCM Affordable Housing MBS ETF (the “Fund”) is to generate a level of current income.